ACCOUNTS RECEIVABLE	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE
Details of accounts receivable are as follows:

	2026	2025
Current trade receivables	$233.5	$256.3
Past due trade receivables
1-30 days	71.4	68.9
31-60 days	22.6	18.1
61-90 days	12.7	15.1
Greater than 90 days	64.7	83.6
Total trade receivables	$404.9	$442.0
Investment in finance leases (Note 15)	21.0	16.0
Receivables from related parties (Note 16)	152.8	61.2
Other receivables	68.0	114.1
Credit loss allowances	(22.4)	(21.3)
Total accounts receivable	$624.3	$612.0

Changes in credit loss allowances are as follows:

	2026	2025
Credit loss allowances, beginning of year	$(21.3)	$(20.9)
Additions	(9.7)	(3.4)
Amounts charged off	6.2	3.7
Unused amounts reversed	2.0	0.3
Foreign currency exchange differences	0.4	(1.0)
Credit loss allowances, end of year	$(22.4)	$(21.3)